UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 52.0%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.464%	2/25/36	$623,696	$521,214	(a)
American Home Mortgage Assets, 2006-3 3A12	0.384%	10/25/46	1,274,735	886,785	(a)
American Home Mortgage Assets Trust, 2006-6 A1A	0.384%	12/25/46	1,108,924	769,617	(a)
Banc of America Funding Corp., 2005-B 3A1	0.446%	4/20/35	1,251,668	1,194,393	(a)
Banc of America Funding Corp., 2015-R2 4A2	0.411%	9/29/36	5,662,431	2,834,613	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.686%	12/15/19	3,500,000	3,500,000	(a)(b)
BCAP LLC Trust, 2015-RR2 25A1	0.397%	10/28/36	2,562,420	2,461,588	(a)(b)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.874%	9/25/34	129,640	129,304	(a)
Bear Stearns ARM Trust, 2005-12 11A1	3.018%	2/25/36	113,678	90,234	(a)
Carefree Portfolio Trust, 2014-CMZB MZB	7.929%	11/15/29	1,700,000	1,694,282	(a)(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	469,305
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	470,000	411,350	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.424%	10/25/35	2,719,000	2,524,600	(a)(b)
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	2,500,000	1,576,080	(b)
Commercial Mortgage Trust, 2013-CR12 E	5.254%	10/10/46	380,000	335,827	(a)(b)
Commercial Mortgage Trust, 2015-CR25 E	4.699%	8/10/48	3,000,000	2,277,000	(a)(b)
Commercial Mortgage Trust, 2015-CR25 F	4.699%	8/10/48	1,400,000	791,700	(a)(b)(c)
Connecticut Avenue Securities, 2013-C01 M2	5.444%	10/25/23	3,110,000	3,290,405	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	0.484%	5/25/34	3,079,803	2,998,628	(a)
Countrywide Alternative Loan Trust, 2005-27 1A3	1.597%	8/25/35	3,029,098	2,750,506	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.464%	1/25/36	52,819	47,485	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.494%	1/25/36	471,680	403,288	(a)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.416%	7/20/46	261,258	197,192	(a)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.306%	9/25/37	4,301,064	1,218,369	(a)
Countrywide Alternative Loan Trust, 2007-24 A2	40.537%	10/25/37	1,874,155	3,925,336	(a)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	6.756%	10/25/37	5,039,408	1,526,857	(a)
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	3,378,702	2,394,702
Countrywide Home Loans, 2004-16 1A3A	0.954%	9/25/34	2,596,391	2,375,830	(a)
Countrywide Home Loans, 2004-R1 1AF	0.594%	11/25/34	279,608	254,726	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.614%	11/25/34	133,160	118,405	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.614%	7/25/36	475,461	437,060	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.554%	3/25/35	70,249	63,117	(a)(b)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	881,000	854,944
Credit Suisse First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	346,932	373,927
Credit Suisse Mortgage Trust, 2015-2R 7A3	2.765%	8/27/36	3,067,484	3,156,084	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 1A1	0.402%	7/29/37	1,149,652	1,081,595	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 2A3	0.381%	1/29/37	6,272,000	4,295,880	(a)(b)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	6,000,000	5,955,000	(b)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,605,164	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	136,079
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	58,564	2,095
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.944%	5/15/29	142,511	22,378	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO, PAC-1	6.444%	4/15/36	$1,880,670	$339,286	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.934%	1/15/37	135,549	23,777	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS Remics IO	6.794%	12/15/37	1,395,253	282,936	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	49,381	3,054
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	5,051,399	5,618,789
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,778,320
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.744%	10/15/41	1,987,712	359,508	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO	6.444%	8/15/40	2,822,313	521,293	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO	5.694%	12/15/41	3,246,425	505,624	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4019 GI, IO, PAC	4.500%	12/15/41	3,134,049	552,036
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	4,126,550	396,200
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,264,908	132,290
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.844%	7/15/42	227,143	39,057	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	10,789,653	9,822,474
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	5,234,449	568,550
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	8,912,845	1,080,687
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.844%	8/15/42	507,716	87,763	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	9,262,211	1,565,013
Federal Home Loan Mortgage Corp. (FHLMC), 4123 DI, IO	3.000%	10/15/27	39,382,211	4,286,005
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.944%	11/15/42	370,838	79,661	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.944%	11/15/42	394,549	83,695	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.944%	11/15/42	538,091	117,160	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	18,521,236	2,203,990
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA Remics IO	3.000%	12/15/32	10,666,642	1,590,508
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	6,310,660	867,766
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	8,030,226	1,328,051
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	20,586,236	3,040,227
Federal Home Loan Mortgage Corp. (FHLMC), 4156 AI, IO	3.000%	10/15/31	33,655,928	4,062,674
Federal Home Loan Mortgage Corp. (FHLMC), 4166 PZ, PAC-11	3.250%	2/15/43	4,349,841	4,398,883
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	11,369,753	1,477,079

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4173 AZ	3.000%	3/15/43	$5,006,747	$4,601,454
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.044%	9/15/42	3,016,819	539,336	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4206 CZ	3.000%	5/15/43	5,362,072	5,089,033
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	9,694,617	8,869,276
Federal Home Loan Mortgage Corp. (FHLMC), 4226 GZ	3.000%	7/15/43	5,335,362	4,894,517
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.987%	12/15/37	22,253,764	1,796,090	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4383 KS, IO	5.894%	9/15/44	14,980,435	3,157,291	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,041,082	2,323,368
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	11,399,861	9,162,332
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 327 PO, PO	0.000%	3/15/44	7,520,943	6,361,611
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4 STRIPS, IO	1.962%	2/15/38	8,627,584	659,758	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.340%	4/25/20	4,994,379	196,079	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.783%	9/25/41	16,200,000	1,822,346	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.855%	1/25/42	21,598,714	1,746,688	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.347%	6/25/21	30,422,609	1,784,347	(a)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	237,640	55,203
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	1,366,409	1,502,461
Federal National Mortgage Association (FNMA), 2009-059 LB	5.229%	8/25/39	1,393,988	1,538,926	(a)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	4,594,203	5,099,406
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	1,418,062	270,214
Federal National Mortgage Association (FNMA), 2010-059 PC, PAC	5.000%	6/25/40	19,140,000	22,389,742
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.366%	8/25/40	4,575,868	742,805	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	590,812	645,141
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.336%	1/25/41	2,609,295	485,281	(a)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	402,418	439,718
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	378,796	447,005
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.506%	11/25/40	9,473,478	1,284,409	(a)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	1,845,999	196,311

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2011-144 PT	11.778%	1/25/38	$1,350,912	$1,690,004	(a)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.356%	12/25/40	12,633,365	2,195,862	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	1,910,210	2,145,307
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	14,901,711	1,803,770
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,089,772	1,268,699
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,653,857	369,995
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.406%	7/25/42	7,748,862	1,602,368	(a)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	4,463,267	714,016
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.956%	11/25/42	730,776	164,787	(a)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.956%	11/25/42	1,201,479	285,774	(a)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.956%	12/25/42	393,211	83,795	(a)
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	5,979,598	587,397
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	22,417,454	2,495,444
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	14,199,449	1,688,840
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	909,231	1,049,909
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	6,979,638	7,791,248
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	6.006%	7/25/41	8,057,963	1,502,137	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.956%	2/25/43	2,430,401	534,678	(a)
Federal National Mortgage Association (FNMA), 2013-037, IO	3.000%	4/25/33	19,467,778	2,891,890
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	4,599,883	4,316,620
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.888%	8/25/44	11,767,644	750,629	(a)
Federal National Mortgage Association (FNMA), 2014-47 IA, IO	1.773%	8/25/44	9,759,283	617,724	(a)
Federal National Mortgage Association (FNMA), 2014-49 KS, IO	1.877%	8/25/44	8,812,212	710,522	(a)
Federal National Mortgage Association (FNMA), 2014-78 KT, IO	3.000%	7/25/43	8,372,476	2,138,845	(a)
Federal National Mortgage Association (FNMA), 2015-6 KI, IO	1.500%	12/25/42	3,500,000	441,718	(a)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	3,538,273	671,612
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	210,771	46,974
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	292,492	55,269
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	200,540	38,583
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	166,015	37,090

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	$131,688	$29,587
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	1,375,530	266,541
Federal National Mortgage Association (FNMA) STRIPS, 409 C14, IO	3.500%	4/25/42	32,912,436	6,240,980
Government National Mortgage Association (GNMA), 2002-057 FK	0.709%	8/16/32	839,130	842,827	(a)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.351%	7/16/33	47,074	8,792	(a)
Government National Mortgage Association (GNMA), 2004-059 FP	0.509%	8/16/34	1,382,433	1,386,183	(a)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	5.991%	10/16/34	1,667,468	368,332	(a)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	6.034%	4/20/37	8,897,958	1,757,876	(a)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.384%	7/20/37	1,690,350	239,412	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.366%	11/20/59	1,880,268	1,915,529	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.891%	11/16/34	3,874,601	707,810	(a)
Government National Mortgage Association (GNMA), 2010-009 UI, IO	5.000%	1/20/40	5,493,286	1,078,585
Government National Mortgage Association (GNMA), 2010-013, IO	0.032%	11/16/51	16,867,743	222,511	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.284%	3/20/39	127,111	13,277	(a)
Government National Mortgage Association (GNMA), 2010-041 HI, IO	5.000%	6/20/36	704,173	7,325
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.264%	4/20/40	28,272	4,905	(a)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	3,700,000	3,984,715
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.791%	5/16/40	1,332,342	280,115	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.434%	1/20/40	73,818	11,010	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	1,189,029	44,138
Government National Mortgage Association (GNMA), 2010-102, IO	0.516%	6/16/52	2,102,625	56,161	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	668,776	36,785
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	1,331,991	55,940
Government National Mortgage Association (GNMA), 2010-118, IO	0.571%	4/16/53	5,438,419	130,911	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	13,162,941	1,537,925
Government National Mortgage Association (GNMA), 2010-157 LS, IO, PAC	6.324%	4/20/38	3,923,376	329,507	(a)

Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	1,618,269	57,448
Government National Mortgage Association (GNMA), 2010-H02 FA	0.878%	2/20/60	5,597,897	5,643,592	(a)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.871%	3/16/39	694,387	58,125	(a)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	841,612	73,002

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC-1	4.500%	1/16/38	$968,846	$21,702
Government National Mortgage Association (GNMA), 2011-070 PO, PO	0.000%	5/16/41	6,962,893	6,161,263
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,196,655
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,345,231	1,469,907
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.920%	9/16/46	27,123,803	1,182,896	(a)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.434%	2/20/41	4,065,584	679,487	(a)
Government National Mortgage Association (GNMA), 2012-038 MI, IO, PAC	4.000%	3/20/42	24,464,130	4,494,085
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	2,687,938	375,399
Government National Mortgage Association (GNMA), 2012-087 IO, IO	0.770%	8/16/52	57,330,076	2,963,134	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.533%	2/16/53	6,307,200	287,728	(a)
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	13,841,542	2,546,200
Government National Mortgage Association (GNMA), 2012-136 BI, IO	3.500%	11/20/42	4,645,957	980,244
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	13,274,478	2,648,126
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	3,396,852	644,400
Government National Mortgage Association (GNMA), 2013-027 PZ, PAC-11	3.500%	2/20/43	1,044,300	1,012,100
Government National Mortgage Association (GNMA), 2013-037 JZ, PAC-11	3.500%	3/20/43	1,179,699	1,096,098
Government National Mortgage Association (GNMA), 2013-054 JZ, PAC-11	3.500%	4/20/43	865,063	830,790
Government National Mortgage Association (GNMA), 2013-062 IP, IO	4.500%	7/20/40	6,410,772	778,515
Government National Mortgage Association (GNMA), 2013-082 IE, IO	3.500%	5/20/43	2,269,807	458,311
Government National Mortgage Association (GNMA), 2013-082 IG, IO	3.500%	5/20/43	3,116,977	668,520
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	4,396,145	845,715
Government National Mortgage Association (GNMA), 2013-088 SL, IO	4.034%	5/20/43	3,899,242	134,680	(a)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	12,203,362	1,544,653
Government National Mortgage Association (GNMA), 2013-107 ID, IO	0.712%	11/16/47	24,686,678	1,233,075	(a)
Government National Mortgage Association (GNMA), 2013-113 AZ	3.000%	8/20/43	6,952,736	6,425,645
Government National Mortgage Association (GNMA), 2013-119 TZ	3.000%	8/20/43	10,644,114	10,117,241
Government National Mortgage Association (GNMA), 2013-138 IO, IO	0.758%	11/16/54	36,273,225	1,689,371	(a)

Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.959%	9/16/51	14,167,579	980,326	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	6,694,835	455,804	(a)
Government National Mortgage Association (GNMA), 2013-163, IO	1.216%	2/16/46	22,324,878	1,652,338	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2013-175 IO, IO	0.902%	5/16/55	$24,432,625	$1,285,987	(a)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	1.028%	6/16/55	10,956,982	709,004	(a)
Government National Mortgage Association (GNMA), 2014-025 VI, IO	5.000%	2/20/44	4,635,604	950,918
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.213%	2/16/48	3,117,955	210,892	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.955%	9/16/55	6,061,491	397,206	(a)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	5.391%	6/16/44	4,637,228	841,671	(a)
Government National Mortgage Association (GNMA), 2014-161 IQ, IO	3.500%	11/20/44	2,889,435	390,634
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.894%	11/16/55	12,017,426	894,078	(a)
GS Mortgage Securities Trust, 2006-GG6 C	5.629%	4/10/38	870,000	869,859	(a)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	411,000	414,666
GS Mortgage Securities Trust, 2013-GC14 F	4.929%	8/10/46	540,000	456,904	(a)(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.337%	6/25/34	1,844,911	1,746,134	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.544%	1/25/36	2,948,994	2,589,409	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.594%	4/25/36	2,777,382	2,343,557	(a)(b)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.416%	9/19/46	515,514	394,022	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.934%	12/25/34	3,507,292	3,339,490	(a)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	6.436%	12/25/36	10,586,893	2,491,144	(a)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.432%	11/15/16	3,500,000	3,460,592	(a)(b)
IMPAC CMB Trust, 2004-07 1A1	0.934%	11/25/34	517,978	495,924	(a)
IMPAC CMB Trust, 2004-10 3A1	0.894%	3/25/35	459,927	419,747	(a)
IMPAC CMB Trust, 2007-A A	0.444%	5/25/37	908,165	879,629	(a)(b)
IMPAC Secured Assets Corp., 2005-2 A1	0.514%	3/25/36	411,386	300,410	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.617%	3/25/35	226,835	224,091	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.771%	10/25/35	563,597	490,307	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	850,000	838,119
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,930,000	1,671,036
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,599,771	1,584,388	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D	4.457%	11/15/31	1,830,000	1,770,486	(a)(b)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.906%	8/25/36	6,026,594	1,677,373	(a)
LSTAR Securities Investment Trust, 2015-8 A2	3.699%	8/1/20	2,500,000	2,434,500	(a)(b)
Luminent Mortgage Trust, 2006-4 A1A	0.384%	5/25/46	674,498	519,768	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.404%	4/25/46	1,013,952	759,356	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.394%	5/25/47	265,204	218,390	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.658%	5/25/36	778,480	735,477	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	690,188	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.319%	12/12/49	750,000	718,453	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.848%	8/25/34	202,716	200,534	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.264%	6/25/36	50,684	24,759	(a)
Morgan Stanley Reremic Trust, 2015-R6 1A1	0.451%	7/26/45	1,875,907	1,754,939	(a)(b)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	3,000,000	2,886,234	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.384%	9/25/46	$347,460	$299,052	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.498%	5/25/35	42,880	43,024	(a)
Residential Accredit Loans Inc., 2007-QO4 A1	0.394%	5/25/47	1,638,724	1,358,019	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.384%	5/25/47	1,312,652	1,086,558	(a)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	10.944%	3/25/25	8,388,905	9,869,883	(a)
Structured ARM Loan Trust, 2005-02 A2	0.444%	2/25/35	286,036	249,116	(a)
Structured ARM Loan Trust, 2005-05 A3	0.424%	5/25/35	28,209	28,157	(a)
Structured ARM Loan Trust, 2005-11 3A	2.535%	5/25/35	1,778,949	1,659,770	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.374%	7/25/46	255,660	205,596	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.489%	9/25/33	624,979	624,762	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.544%	3/25/35	272,471	227,676	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.544%	6/25/35	404,083	329,711	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.094%	3/25/44	47,213	43,026	(a)
Thornburg Mortgage Securities Trust, 2007-04 3A1	6.095%	9/25/37	26,147	26,814	(a)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	914,102	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	928,828	(a)(b)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.457%	3/16/30	1,340,144	1,154,157	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.514%	8/25/45	1,179,935	1,105,045	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.464%	12/25/45	676,927	635,376	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.484%	12/25/45	77,633	71,884	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.179%	7/25/46	277,855	227,408	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.949%	6/25/47	494,853	410,410	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.560%	6/25/33	122,907	125,060	(a)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	360,525	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $379,712,526)				393,985,442

ASSET-BACKED SECURITIES - 9.3%
ACE Securities Corp., 2004-OP1 M1	0.974%	4/25/34	969,248	925,843	(a)
ACE Securities Corp., 2006-GP1 A	0.454%	2/25/31	19,230	18,775	(a)
ACE Securities Corp., 2006-SD1 A1B	0.544%	2/25/36	37,255	37,282	(a)
ACE Securities Corp., 2006-SL2 A	0.534%	1/25/36	1,135,987	163,348	(a)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.569%	11/25/32	2,505,614	2,388,143	(a)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	791,850	803,531
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	24,986	25,655	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.524%	7/25/36	815,107	680,911	(a)(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.347%	7/15/36	106,628	92,010	(a)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.744%	3/25/33	3,422,939	3,287,224	(a)(b)
DRB Prime Student Loan Trust, 2015-B A1	2.148%	10/27/31	3,700,000	3,714,985	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	3,400,000	3,413,156	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
EMC Mortgage Loan Trust, 2006-A A1	0.649%	12/25/42	$823,314	$788,416	(a)(b)
Fremont Home Loan Trust, 2002-1 M1	1.444%	8/25/33	2,770,344	2,561,713	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.409%	11/25/36	245,559	219,005	(a)
GSAA Home Equity Trust, 2007-4 A2	0.394%	3/25/37	2,541,401	1,379,081	(a)
GSAMP Trust, 2003-SEA A1	0.594%	2/25/33	126,322	118,705	(a)
GSAMP Trust, 2004-SEA2 M2	1.444%	3/25/34	6,850,000	5,545,335	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.019%	9/25/31	734,937	678,379	(a)
MASTR Asset-Backed Securities Trust, 2006-FRE1 A4	0.484%	12/25/35	2,171,404	1,953,820	(a)
Morgan Stanley ABS Capital I, 2002-HE3 M1	1.844%	3/25/33	2,483,937	2,354,266	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.669%	11/25/33	8,763	8,418	(a)
Novastar Home Equity Loan, 2003-2 A2	0.874%	9/25/33	165,916	164,535	(a)
RAAC Series, 2005-SP2 2A	0.494%	6/25/44	2,465,107	2,120,209	(a)
RAAC Series, 2006-RP2 A	0.449%	2/25/37	38,053	37,673	(a)(b)
RAAC Series, 2006-RP3 A	0.469%	5/25/36	854,164	776,158	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.694%	12/25/33	466,517	447,199	(a)
Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,931,125	1,585,720
Residential Asset Securities Corp., 2005-KS12 M1	0.634%	1/25/36	1,870,000	1,782,093	(a)
SACO I Trust, 2006-4 A1	0.534%	3/25/36	228,192	349,546	(a)
SACO I Trust, 2006-6 A	0.454%	6/25/36	372,217	631,418	(a)
SACO I Trust, 2006-7 A1	0.454%	7/25/36	71,575	121,748	(a)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	9,360,000	7,909,200	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	9,980,550	(b)(d)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	2,500	9,558,824	(b)(c)(d)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	3,450,000	(b)(d)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.874%	1/25/33	267,066	256,090	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.414%	2/25/36	1,439,187	117,451	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.624%	3/25/37	146,594	143,869	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $72,189,507)				70,590,284

MORTGAGE-BACKED SECURITIES - 42.2%
FHLMC - 2.7%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	2,472	2,496
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	71,564	76,488
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	492,436	549,773
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	8/1/43	18,405,956	19,868,514
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-6/1/16	31,466	31,768
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	2/1/16	3,157	3,170
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	68,656	70,442
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	1,237	1,249
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	28,864	31,994

Total FHLMC				20,635,894

FNMA - 35.9%
Federal National Mortgage Association (FNMA)	3.090%	1/1/16	13,000,000	12,987,620
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/16	36,070	36,591
Federal National Mortgage Association (FNMA)	6.500%	7/1/16	2,041	2,058
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	169,934	176,631
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	129,958	149,891
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	1	1
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	1,679	1,845
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	364,646	408,566
Federal National Mortgage Association (FNMA)	2.500%	10/19/30	14,500,000	14,670,884	(e)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-10/1/33	7,428,244	8,036,387
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-4/1/38	79,584	86,292
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	19,274,326	19,601,163
Federal National Mortgage Association (FNMA)	3.500%	9/1/45-10/1/45	115,335,453	120,466,659
Federal National Mortgage Association (FNMA)	3.500%	10/14/45	70,500,000	73,548,020	(e)
Federal National Mortgage Association (FNMA)	4.000%	10/14/45	20,000,000	21,297,812	(e)

Total FNMA				271,470,420

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 3.6%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	$67,213	$80,931
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	165,515	179,240
Government National Mortgage Association (GNMA)	6.000%	11/15/32	879,489	1,017,060
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	2,349,355	2,609,502
Government National Mortgage Association (GNMA)	2.010%	6/20/60	4,321,629	4,538,648	(a)
Government National Mortgage Association (GNMA) II	3.500%	6/20/45	17,824,134	18,712,009
Government National Mortgage Association (GNMA) II	1.391%	8/20/58	106,981	108,905	(a)

Total GNMA				27,246,295

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $316,439,907)				319,352,609

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.0%
U.S. Government Obligations - 1.0%
U.S. Treasury Notes	1.500%	11/30/19	4,000,000	4,042,840
U.S. Treasury Notes	2.250%	11/15/24	3,500,000	3,566,262

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,497,494)				7,609,102

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $775,839,434)				791,537,437

SHORT-TERM INVESTMENTS - 4.4%
Repurchase Agreements - 4.4%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/15; Proceeds at maturity- $33,000,064; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market Value - $33,660,000) (Cost - $33,000,000)	0.070%	10/1/15	33,000,000	33,000,000

TOTAL INVESTMENTS - 108.9% (Cost - $808,839,434#)				824,537,437
Liabilities in Excess of Other Assets - (8.9)%				(67,357,915)

TOTAL NET ASSETS - 100.0%				$757,179,522

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2015, the Fund held TBA securities with a total cost of $109,135,371.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT‡ - (14.5)%
MORTGAGE-BACKED SECURITIES - (14.5)%
FNMA - (14.5)%
Federal National Mortgage Association (FNMA)	2.500%	10/19/30	$(14,500,000)	$(14,713,535	)(a)
Federal National Mortgage Association (FNMA)	3.500%	10/14/45	(70,500,000)	(73,548,020	)(a)
Federal National Mortgage Association (FNMA)	4.000%	10/14/45	(20,000,000)	(21,319,531	)(a)

TOTAL SECURITIES SOLD SHORT (Cost - $(109,313,762))				$(109,581,087)

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (“TBA”) basis.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$388,030,442	$5,955,000	$393,985,442
Asset-backed securities	—	47,600,910	22,989,374	70,590,284
Mortgage-backed securities	—	319,352,609	—	319,352,609
U.S. government & agency obligations	—	7,609,102	—	7,609,102

Total long-term investments	—	$762,593,063	$28,944,374	$791,537,437

Short-term investments†	—	33,000,000	—	33,000,000

Total investments	—	$795,593,063	$28,944,374	$824,537,437

Other financial instruments:
Futures contracts	$2,406,415	—	—	$2,406,415

Total	$2,406,415	$795,593,063	$28,944,374	$826,943,852

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Securities sold short	—	$109,581,087	—	$109,581,087
Futures contracts	$196,091	—	—	196,091
Centrally cleared interest rate swaps	—	3,371,241	—	3,371,241

Total	$196,091	$112,952,328	—	$113,148,419

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET- BACKED SECURITIES	TOTAL
Balance as of December 31, 2014	$5,200,119	—	$5,200,119
Accrued premiums/discounts	42,174	—	42,174
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	100,637	$(107,250)	(6,613)
Purchases	5,955,000	3,557,250	9,512,250
Sales	—	—	—
Transfers into Level 3[2]	—	19,539,374	19,539,374
Transfers out of Level 3[3]	(5,342,930)	—	(5,342,930)

Balance as of September 30, 2015	$5,955,000	$22,989,374	$28,944,374

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$(11,766)	$(107,250)	$(119,016)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,124,435
Gross unrealized depreciation	(20,426,432)

Net unrealized appreciation	$15,698,003

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	938	12/15	$112,214,765	$113,043,656	$828,891
U.S. Treasury 10-Year Notes	1,605	12/15	205,042,466	206,618,672	1,576,206
U.S. Treasury Ultra Long-Term Bonds	113	12/15	18,224,680	18,125,906	(98,774)

					2,306,323

Contracts to Sell:
U.S. Treasury 2-Year Notes	56	12/15	12,267,068	12,265,750	1,318
U.S. Treasury Long-Term Bonds	76	12/15	11,860,808	11,958,125	(97,317)

					(95,999)

Net unrealized appreciation on open futures contracts					$2,210,324

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$100,000,000	9/16/17	1.070% semi-annually	3-Month LIBOR-BBA	—	$(622,089)
Chicago Mercantile Exchange	227,000,000	8/31/19	1.499% semi-annually	3-Month LIBOR-BBA	—	(2,749,152)

Total	$327,000,000				—	$(3,371,241)

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015